Share Based Payment (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (value) - Share based compensation	$ 20	$ 30
Number of common shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (shares) - Share based compensation	5,780	3,327
Number of common shares | Non-executive directors payment
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (shares) - Share based compensation	5,780	3,327
Share Premium
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (value) - Share based compensation	$ 20	$ 30
Share Premium | Non-executive directors payment
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (value) - Share based compensation	$ 20	$ 30